Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities

The accompanying consolidated financial statements reflect the activities of the Company, and each of the following entities as of September 30, 2025:

	Place of	Attributable equity	Registered/Issued
Name of Company	Incorporation	interest %	Capital
Zenta Group Company Limited	Macau	100	MOP100,000
Lason Investment Consulting Company Limited	Macau	100	MOP100,000
Lason Management Service Limited	Macau	100	MOP100,000
Lapis Financial Technology Limited	Macau	100	MOP100,000

Schedule of Disaggregated Information of Revenue

(a) Disaggregated information of revenue by major sources are as follows:

	For the Years Ended September 30, 2025
	Third parties	Related party	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$23,177	$-	$23,177
Project research fees	64,148	-	64,148

Revenue from contracts with customers recognized over time
Administrative services fees	-	50,446	50,446
Fintech service fees – algorithm and big data	3,025,275	-	3,025,275

Revenue from other sources
Interest income and others (note)	386	-	386
	$3,112,986	$50,446	$3,163,432

	For the Years Ended September 30, 2024
	Third parties	Related party	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$58,902	$-	$58,902
Investment brokerage fees	512,046	-	512,046

Revenue from contracts with customers recognized over time
Administrative services fees	-	67,113	67,113
Fintech service fees – algorithm and big data	1,373,137	-	1,373,137

Revenue from other sources
Interest income and others (note)	19,657	-	19,657
	$1,963,742	$67,113	$2,030,855

	For the Years Ended September 30, 2023
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Investment brokerage fees	$288,548	$-	$288,548
Project brokerage fees	76,606	-	76,606
Project research fees	365,153	63,838	428,991

Revenue from contracts with customers recognized over time
Administrative services fees	-	66,937	66,937

Revenue from other sources
Interest income and others (note)	2,146	-	2,146
	$732,453	$130,775	$863,228

Schedule of Interest Income and Others

Interest income and others recognized for the years ended September 30, 2025 and 2024 are broken down as below.

	For the Years Ended September 30,
	2025	2024	2023
Interests on bank deposits	$386	$1,972	$574
Sundry income	-	17,685	1,572
	$386	$19,657	$2,146

Schedule of Revenue by Geographical Area

(b) Disaggregated information of revenue by geographical area is as follows:

	For the Years Ended September 30, 2025
	Third parties	Related party	Total

Macau	$64,534	$50,446	$114,980
The mainland of the People’s Republic of China (the “PRC”)	3,048,452	-	3,048,452
	$3,112,986	$50,446	$3,163,432

	For the Years Ended September 30, 2024
	Third parties	Related party	Total

Macau	$531,703	$67,113	$598,816
The mainland of the People’s Republic of China (the “PRC”)	1,432,039	-	1,432,039
	$1,963,742	$67,113	$2,030,855

	For the Years Ended September 30, 2023
	Third parties	Related parties	Total

Macau	$732,453	$130,775	$863,228

Schedule of Currency Exchange Rates

The following table outlines the exchange rates between MOP and US$ that are used in preparing these consolidated financial statements:

	As of September 30,
	2025	2024
Year-end spot rate	8.0162	8.0035

	For the Years Ended September 30,
	2025	2024	2023
Average rate	8.0283	8.0462	8.0673